Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash, cash equivalents and short-term deposits

	At December 31,
	2021	2022	2023
	(in thousands)
Cash at banks	$4,828	$5,664	$5,697
Cash equivalents	7	7	8
Short-term deposits	—	5,000	—
Cash, cash equivalents and deposits	$4,835	$10,671	$5,705
Cash at banks earns no interest. Cash equivalents in money market funds and short-term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash, cash equivalents and short-term deposits is equal to book value. Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2021	2022	2023
	(in thousands)
U.S. dollar denominated accounts	$2,869	$9,720	$5,250
Euro denominated accounts	1,564	466	91
GBP denominated accounts	143	19	319
SGP denominated accounts	47	23	13
NIS denominated accounts	160	428	1
RMB denominated accounts	35	3	10
Other currencies denominated accounts	17	12	21
Cash, cash equivalents and short-term deposits	$4,835	$10,671	$5,705